Consolidated Balance Sheets (Parenthetical) - € / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Ordinary share capital, par value (in EUR per share)	€ 0.01	€ 0.01
Ordinary share capital, shares authorized (in shares)	350,000,000	350,000,000
Ordinary share capital, shares issued (in shares)	151,847,345	167,847,345
Ordinary share capital, shares outstanding (in shares)	142,674,664	152,992,101
Unvested restricted stock (in shares)	2,429,442	3,007,752
Treasury stock, at cost, shares (in shares)	9,172,681	14,855,244